Consolidated Statements of Operations - USD ($)	6 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2019	Dec. 31, 2020
Income Statement [Abstract]
Revenue
Operating Expenses	255,853	$ 249	11,670
Other Income (Expenses)
Sub-lease and other income	90,758
Change in value of liability	(48,308)
Interest Expense	(3,000)		1,000
Total Other Expenses	39,450	0	1,000
Loss before provision for Income Taxes	(216,403)	(249)	(12,670)
Provision for income tax	800		800
Net Loss	$ (217,203)	$ (249)	$ (13,470)
Basic and Diluted Loss Per Share (in Dollars per share)	$ (0.06)	$ 0	$ (0.02)
Weighted average common shares outstanding - basic and diluted (in Shares)	3,643,728	0	560,586